Cover Page - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Feb. 24, 2026	Jun. 30, 2025
Document Information [Line Items]
Document Type	10-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Registrant Name	WATSCO, INC.
Entity Central Index Key	0000105016
Entity File Number	1-5581
Entity Incorporation, State or Country Code	FL
Document Annual Report	true
Document Transition Report	false
Entity Address, City or Town	Miami
Entity Tax Identification Number	59-0778222
Entity Address, Address Line One	2665 South Bayshore Drive
Entity Address, Postal Zip Code	33133
Entity Address, Address Line Two	Suite 901
Entity Address, State or Province	FL
City Area Code	305
Local Phone Number	714-4100
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 15,615
ICFR Auditor Attestation Flag	true
Auditor Firm ID	34
Auditor Name	Deloitte & Touche LLP
Auditor Location	Miami, FL
Documents Incorporated by Reference

Certain information required by Part II is incorporated by reference from the registrant’s 2025 Annual Report, attached hereto as Exhibit 13. The information required by Part III (Items 10, 11, 12, 13, and 14) is incorporated herein by reference from the registrant’s definitive proxy statement for the 2026 annual meeting of shareholders (to be filed pursuant to Regulation 14A).

Document Financial Statement Error Correction [Flag]	false
Auditor Opinion

Opinions on the Financial Statements and Internal Control Over Financial Reporting

We have audited the accompanying consolidated balance sheets of Watsco, Inc. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of income, comprehensive income, shareholders' equity, and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”).

We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by COSO.

Common Stock [Member]
Document Information [Line Items]
Trading Symbol	WSO
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock, $0.50 par value
Entity Common Stock, Shares Outstanding		34,944,441
Common Class B [Member]
Document Information [Line Items]
Trading Symbol	WSOB
Security Exchange Name	NYSE
Title of 12(b) Security	Class B common stock, $0.50 par value
Entity Common Stock, Shares Outstanding		5,658,445